RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 10:-	RELATED PARTIES
There were no material related party transactions in each of the years ended December 31, 2021, 2020 and 2019 other than the secondary transactions (refer to Note 12f).